Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses By Nature
Schedule of expense by nature

				2022	2021	2020
	Cost of sales (i)	Selling, general and administrative	Mineral exploration and project evaluation	Total	Total	Total
Raw materials and consumables used	(1,463,472)	-	-	(1,463,472)	(1,189,728)	(856,300)
Third-party services	(449,373)	(30,878)	(65,041)	(545,292)	(467,071)	(407,695)
Depreciation and amortization	(282,968)	(4,064)	(37)	(287,069)	(258,711)	(243,925)
Employee benefit expenses	(182,609)	(58,909)	(18,030)	(259,548)	(223,115)	(213,865)
Others	(16,758)	(51,692)	(15,754)	(84,204)	(69,240)	(50,966)
	(2,395,180)	(145,543)	(98,862)	(2,639,585)	(2,207,865)	(1,772,751)

(i)	Includes USD 52,215 (including depreciation of USD 16,377) related to the provision of Aripuanã’s inventory to its net realizable value, for both its ore stockpile and its produced concentrates, as explained in note 18. This amount also includes USD 15,681 (including depreciation of USD 5,911) related to the idleness of the Aripuanã mine’s and plant’s capacity since November given the start of the unit’s revenues. Before November, 2022 these idleness costs were recorded within Other income and expenses, net.